Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	CAMBRIA ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001529390
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2023
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
Cambria Shareholder Yield ETF | Cambria Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SYLD
Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FYLD
Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EYLD
Cambria Global Tail Risk ETF | Cambria Global Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAIL
Cambria Global Value ETF | Cambria Global Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVAL
Cambria Global Momentum ETF | Cambria Global Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GMOM
Cambria Value and Momentum ETF | Cambria Value and Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VAMO
Cambria Global Asset Allocation ETF | Cambria Global Asset Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GAA
Cambria Tail Risk ETF | Cambria Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TAIL
Cambria Trinity ETF | Cambria Trinity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TRTY
Cambria Cannabis ETF | Cambria Cannabis ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TOKE
Cambria Global Real Estate ETF | Cambria Global Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BLDG